7. Equity (Details Narrative)			1 Months Ended	12 Months Ended
	Nov. 01, 2016 USD ($) Integer shares	Aug. 12, 2016 Integer $ / shares shares	Aug. 19, 2015	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares
Preferred stock shares issuable				927,270	0
Class of shares entitled to vote description				Series B Stock being entitled to 66 2/3% of the total votes on all such matters.
Common stock par value | $ / shares				$ 0.001	$ 0.001
Common stock shares authorized				140,000,000	140,000,000
Common stock shares issued				111,438,236	66,600,367
Common stock shares outstanding				111,438,236	66,600,367
Increase number of authorized shares of common stock			100,000,000 shares to 140,000,000 shares
Common stock shares issuable				821,364	701,018
Series B Preferred Stock [Member]
Preferred stock par value | $ / shares				$ 0.001	$ 0.001
Preferred stock shares authorized				15,000,000	15,000,000
Preferred stock shares issued				3,636,360	0
Preferred stock shares outstanding				3,636,360	0
Preferred stock shares issuable				927,270
Series A Preferred Stock [Member]
Preferred stock par value | $ / shares				$ 0.001	$ 0.001
Preferred stock shares authorized				15,000,000	15,000,000
Preferred stock shares issued				116	136
Preferred stock shares outstanding				116	136
Preferred stock convertible shares				50,000
Series A Preferred Stock [Member] | Spirit Bear [Member]
Shares hold by related party				113
Series A Preferred Stock [Member] | KHIC, Inc [Member]
Shares hold by related party				3
Preferred Stock [Member]
Conversion price | $ / shares				$ 2.25
Preferred Stock Liquidation Price per share | $ / shares				$ 2,500
Preferred Stock [Member] | Securities Purchase Agreement [Member] | Warrants [Member]
Purchase of warrants				3,636,360
Warrant exercise price | $ / shares				$ 0.07
Purchase price | $				$ 200,000
Purchase price paid in cash | $				150,000
Purchase price paid in services | $				$ 50,000
Investor [Member] | Series B Preferred Stock [Member]
Preferred stock shares issuable	927,270
Number of investor | Integer	3
Due to related party | $	$ 51,000
Investor [Member] | Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Preferred stock shares issued		3,636,360
Number of investor | Integer		4
Conversion price | $ / shares		$ 0.055